UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Basswood Partners, L.L.C.

Address:  645 Madison Avenue-10th Floor
          New York, New York 10022

13F File Number: 28-04683

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Matthew Lindenbaum
Title:  Managing Member
Phone:  (212) 521-9500

Signature, Place and Date of Signing:


/s/ Matthew Lindenbaum            New York, New York              11/11/02
------------------------          ------------------              --------
      [Signature]                   [City, State]                  [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                             Form 13F SUMMARY PAGE
                               September 30, 2002

Report Summary:

Number of Other Included Managers:          3

Form 13F Information Table Entry Total:    109

Form 13F Information Table Value Total:    $715,291
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                  No.      Form 13F File Number      Name
                  1        28-                       Basswood Capital
                                                     Management, LLC

                  2        28-                       Bennett Lindenbaum

                  3        28-                       Matthew Lindenbaum

                                                     FORM 13F INFORMATION TABLE

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
Basswood Partners                                                                                                        Item 8:
Combination Report                                                                          Item 6:                 Voting Authority
                                                                              Investment Discretion                     (shares)
September 30, 2002                                                            ------------------------              ----------------
                                                                                    (b)
                                                                                    Shared
                                                                  Item 5:           As                   Item 7:
Item 1:                   Item 2:    Item 3:     Item 4:          Shares or   (a)   Defined      (c)     Managers   (a)    (b)   (c)
Name of Issuer            Title of   CUSIP       Fair Mkt Value   Principal   Sole  in Instr.  Shared-   See Inst.  Sole Shared None
                          Class      Number      USD              Amt               V           Other       V
------------------------------------------------------------------------------------------------------------------------------------
Accenture Ltd (ACN)       Common     013330972          897,998      62,885         X                      1,2,3           X
Amazon.com Inc. (AMZN)    Common     023135106          189,567      11,900         X                      1,2,3           X
American International
   Group, Inc. (AIG)      Common     026874107          711,100      13,000         X                      1,2,3           X
Astoria Financial Corp.
   (AF)                   Common     046265104       19,386,095     776,684         X                      1,2,3           X
Banc One Corp. (ONE)      Common     06423A103       21,898,897     585,532         X                      1,2,3           X
Bank of New York (BK)     Common     064057102       21,557,385     750,083         X                      1,2,3           X
Bay View Capital Corp.
   (BVC)                  Common     07262L101          527,265      92,992         X                      1,2,3           X
Bear Stearns (BSC)        Common     073902108       31,644,263     561,068         X                      1,2,3           X
Beazer Homes (BZH)        Common     07556Q105        3,373,440      55,257         X                      1,2,3           X
Carnival Corp. (CCL)      Common     143658102        3,975,112     158,371         X                      1,2,3           X
CDI Corp (CDI)            Common     125071100          593,605      22,700         X                      1,2,3           X
Centex Construction
   Prods (CXP)            Common     15231R109        1,487,619      41,670         X                      1,2,3           X
Centex Corp (CTX)         Common     152312104       14,268,371     321,722         X                      1,2,3           X
Charles Schwab Corp.
   (SCH)                  Common     808513105        1,942,284     223,251         X                      1,2,3           X
Citigroup Inc. (C)        Common     172967101       26,842,866     905,324         X                      1,2,3           X
City National Corp.
   (CYN)                  Common     178566105        9,425,745     201,534         X                      1,2,3           X
Coachmen Inds Inc.
   (COA)                  Common     189873102        2,421,233     161,308         X                      1,2,3           X
Comerica, Inc. (CMA)      Common     200340107       21,323,331     442,209         X                      1,2,3           X
Community State Bank
   (CSBF)                 Common     12629D107          766,593      53,796         X                      1,2,3           X
Countrywide Credit
   (CCR)                  Common     222372104       21,630,393     458,757         X                      1,2,3           X
Duane Reade Inc. (DRD)    Common     263578106        1,676,416     104,776         X                      1,2,3           X
Edwards A G Inc. (AGE)    Common     281760108       14,453,681     451,960         X                      1,2,3           X
Ethan Allen Interiors
   Inc. (ETH)             Common     297602104        1,226,444      37,900         X                      1,2,3           X
Fastenal Co (FAST)        Common     311900104        1,339,371      42,412         X                      1,2,3           X
Federated Investors
   Inc. (FII)             Common     314211103       12,054,976     446,646         X                      1,2,3           X
Fidelity National
   Financial Inc. (FNF)   Common     316326107       19,778,449     688,185         X                      1,2,3           X
Fifth Third Bancorp
   (FITB)                 Common     316773100        5,731,557      93,607         X                      1,2,3           X
Financial Federal
   Corp. (FIF)            Common     317492106        7,936,510     249,184         X                      1,2,3           X
Finova Corp. (FNVG)       Common     317928109            6,504      92,912         X                      1,2,3           X
First American Corp.
   (FAF)                  Common     318522307        1,822,479      89,206         X                      1,2,3           X
Fleetboston Financial
   Corp. (FBF)            Common     339030108       19,813,407     974,590         X                      1,2,3           X
Freddie Mac (FRE)         Common     313400301       15,886,389     284,193         X                      1,2,3           X
G&K Services Inc.
   (GKSRA)                Common     361268105          464,693      13,728         X                      1,2,3           X
Golden State Bancorp
   (GSB)                  Common     381197102       11,725,567     362,796         X                      1,2,3           X
Golden West Financial
   (GDW)                  Common     381317106        2,777,208      44,664         X                      1,2,3           X
Greenpoint Financial
   Corp. (GPT)            Common     395384100        3,023,312      72,432         X                      1,2,3           X
Home Depot Inc. (HD)      Common     437076102          541,575      20,750         X                      1,2,3           X
Household International
   (HI)                   Common     441815107          239,927       8,475         X                      1,2,3           X
IDEX Corp (IEX)           Common     45167R104          819,613      28,708         X                      1,2,3           X
IMC Mortgage Co. (IMCC)   Common     449923101              230     229,516         X                      1,2,3           X
Indymac Bancorp Inc.
   (NDE)                  Common     456607100        1,046,014      54,282         X                      1,2,3           X
Interpublic Group Cos
   Inc. (IPG)             Common     460690100        1,251,437      78,955         X                      1,2,3           X
JLG Industries Inc.
   (JLG)                  Common     466210101        1,739,999     216,149         X                      1,2,3           X
JP Morgan Chase & Co.
   (JPM)                  Common     46625H100        1,327,173      69,888         X                      1,2,3           X
Knight Trading Group
   Inc. (NITE)            Common     499063105          329,625      87,900         X                      1,2,3           X
LaFarge North America,
   Inc. (LAF)             Common     505862102        4,046,530     139,680         X                      1,2,3           X
Lehman Brothers
   Holdings, Inc. (LEH)   Common     524908100        6,371,840     129,905         X                      1,2,3           X
Lennar Corp. (LEN)        Common     526057104       24,569,249     440,467         X                      1,2,3           X
LNR Property Corp.
   (LNR)                  Common     501940100        6,688,443     200,553         X                      1,2,3           X
Masco Corp. (MAS)         Common     574599106          821,706      42,031         X                      1,2,3           X
MBIA Inc (MBI)            Common     55262C100        2,061,420      51,600         X                      1,2,3           X
MBNA Corp. (KRB)          Common     55262L100       24,092,132   1,310,780         X                      1,2,3           X
Meritage Corp (MTH)       Common     59001A102        5,046,627     142,359         X                      1,2,3           X
Merrill Lynch Co. (MER)   Common     590188108       16,070,045     487,710         X                      1,2,3           X
Metlife Inc (MET)         Common     59156R108        3,594,464     157,929         X                      1,2,3           X
Metris Companies, Inc.
   (MXT)                  Common     591598107          421,605     182,513         X                      1,2,3           X
Mohawk Inds. Inc. (MHK)   Common     608190104        1,345,515      27,100         X                      1,2,3           X
Monaco Coach Group
   (MNC)                  Common     60886R103          839,257      41,900         X                      1,2,3           X
Moody's Corp. (MCO)       Common     615369105       22,428,389     462,441         X                      1,2,3           X
Nasdaq 100 Financial
   Trust (QQQ)            Common     631100104          271,432      13,100         X                      1,2,3           X
National City Corp.
   (NCC)                  Common     635405103          334,600      11,728         X                      1,2,3           X
National R V Hldgs
   Inc. (NVH)             Common     637277104          863,073     140,337         X                      1,2,3           X
Nationwide Financial
   Services (NFS)         Common     638612101        5,772,326     216,192         X                      1,2,3           X
NCI Building Systems
   Inc. (NCS)             Common     628852105        2,571,840     136,800         X                      1,2,3           X
Neiman Marcus Grp
   Inc (NMGA)             Common     640204202        4,918,226     187,361         X                      1,2,3           X
Nextcard, Inc. (NXCD)     Common     65332K107            5,163     430,235         X                      1,2,3           X
Paccar Inc. (PCAR)        Common     693718108        2,850,423      84,357         X                      1,2,3           X
Pacific Capital
   Bancorp (SABB)         Common     69404P101        2,009,190      73,982         X                      1,2,3           X
Paychex Inc. (PAYX)       Common     704326107        4,905,380     202,117         X                      1,2,3           X
Principal Finl Group
   Inc. (PFG)             Common     74251V102       10,462,994     399,656         X                      1,2,3           X
Pro Business Services
   Inc. (PRBZ)            Common     742674104          238,293      37,645         X                      1,2,3           X
Protective Life Corp
   (PL)                   Common     743674103        8,026,755     260,863         X                      1,2,3           X
Prudential Financial
   Inc. (PRU)             Common     744320102        4,934,825     172,788         X                      1,2,3           X
Pulte Homes Inc. (PHM)    Common     745867101       25,548,287     599,303         X                      1,2,3           X
Raymond James
   Financial, Inc.
   (RJF)                  Common     754730109        8,804,761     325,259         X                      1,2,3           X
S&P Depository
   Receipts (SPY)         Common     78462F103          801,542       9,800         X                      1,2,3           X
Sovereign Bancorp (SOV)   Common     845905108       22,771,867   1,765,261         X                      1,2,3           X
Standard Pacific Corp
   (SPF)                  Common     85375C101        1,664,656      71,200         X                      1,2,3           X
State Street Corp.
   (STT)                  Common     857477103          490,728      12,700         X                      1,2,3           X
TCF Financial Corp.
   (TCB)                  Common     872275102        7,284,527     172,089         X                      1,2,3           X
Tiffany & Co. (TIF)       Common     886547108        3,212,421     149,903         X                      1,2,3           X
Toll Brothers Inc.
   (TOL)                  Common     889478103       41,267,542   1,898,231         X                      1,2,3           X
Travelers Prpty (TAPB)    Common     89420G406          153,424      11,340         X                      1,2,3           X
Trinity Industries
   Inc (TRN)              Common     896522109        2,163,832     131,460         X                      1,2,3           X
UnionBancal Corp. (UB)    Common     908906100        8,679,182     206,598         X                      1,2,3           X
United Companies
   Financial Corp.
   (UCFNQ)                Common     909870107              301     150,305         X                      1,2,3           X
United Parcel Service
   (UPS)                  Common     911312106        2,944,350      47,087         X                      1,2,3           X
US Bancorp (USB)          Common     902973304       22,292,560   1,199,815         X                      1,2,3           X
US Freightways Corp
   (USFC)                 Common     916906100        2,781,186      96,973         X                      1,2,3           X
Vulcan Materials Co
   (VMC)                  Common     929160109        1,327,072      36,700         X                      1,2,3           X
Wachovia Corp. (WB)       Common     929903102        2,162,836      66,162         X                      1,2,3           X
Washington Mutual (WM)    Common     939322103       18,660,284     592,955         X                      1,2,3           X
Wells Fargo & C0. (WFC)   Common     949746101       34,019,550     706,386         X                      1,2,3           X
Westamerica Banc (WABC)   Common     957090103        2,434,966      60,451         X                      1,2,3           X
Zions Bancorp(ZION)       Common     989701107        7,388,129     169,725         X                      1,2,3           X
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Total                                             $ 715,696,937
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

00705.0001 #361123